Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER OHIXX)
SERVICE SHARES (TICKER OHTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED FEBRUARY 28, 2015

Federated Ohio Municipal Cash Trust (the "Federated Fund") is entering into an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the transfer of all or substantially all of the assets of the Touchstone Ohio Tax-Free Money Market Fund (the "Touchstone Fund") (which offers Class A shares and Institutional Class shares) (the "Touchstone Fund Shares") in exchange solely for shares (Service Shares and Institutional Shares, respectively) of the Federated Fund (the "Federated Fund Shares"); (ii) the distribution of the Federated Fund Shares (Service Shares and Institutional Shares) to the holders of the outstanding Touchstone Fund Shares (Class A shares and Institutional Class shares, respectively); and (iii) the liquidation and termination of the Touchstone Fund, all upon the terms and conditions set forth in the Plan. The Agreement is subject to the approval of the Touchstone Fund shareholders at a special meeting of shareholders, currently scheduled for May 29, 2015. If the Plan is approved by the shareholders of the Touchstone Fund, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) May 1, 2016; or (b) the date of the Fund's next effective prospectus.
Federated Ohio Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER OHIXX)
SERVICE SHARES (TICKER OHTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED FEBRUARY 28, 2015

Federated Ohio Municipal Cash Trust (the "Federated Fund") is entering into an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the transfer of all or substantially all of the assets of the Touchstone Ohio Tax-Free Money Market Fund (the "Touchstone Fund") (which offers Class A shares and Institutional Class shares) (the "Touchstone Fund Shares") in exchange solely for shares (Service Shares and Institutional Shares, respectively) of the Federated Fund (the "Federated Fund Shares"); (ii) the distribution of the Federated Fund Shares (Service Shares and Institutional Shares) to the holders of the outstanding Touchstone Fund Shares (Class A shares and Institutional Class shares, respectively); and (iii) the liquidation and termination of the Touchstone Fund, all upon the terms and conditions set forth in the Plan. The Agreement is subject to the approval of the Touchstone Fund shareholders at a special meeting of shareholders, currently scheduled for May 29, 2015. If the Plan is approved by the shareholders of the Touchstone Fund, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) May 1, 2016; or (b) the date of the Fund's next effective prospectus.